Operating Profit - Disclosure of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs
Wages and salaries	£ 2,116	£ 1,959	£ 1,926
Social security costs	230	215	213
Pensions	120	135	95
Share based remuneration	32	41	39
Total staff costs	2,498	2,350	2,273
Depreciation and amortisation
Amortisation of acquired intangible assets	294	287	313
Share of joint ventures' amortisation of acquired intangible assets	1	1	1
Amortisation of internally developed intangible assets	249	225	203
Depreciation of property, plant and equipment	58	62	65
Depreciation of right-of-use assets	82	77	75
Total depreciation and amortisation	684	652	657
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	2,755	2,638	2,628
Operating lease rentals expense	20	18	28
Operating lease rentals income	£ (1)	£ (3)	£ (3)